INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Deferred tax assets valuation allowance	$ 15,138,000	$ 13,344,000
Change in valuation allowance	1,793,000	1,715,000
Net operating loss carry forwards	$ 26,900,000
Net operating loss carry forwards expiration date	Dec. 31, 2034